Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of subsidiaries

Name	Date of incorporation or acquisition	Location	Ownership	Principal activities
OneWorld Hotel Destination Service Inc. (“OneWorld”)	October 31, 2008	Vancouver, Canada	100%	Hotel booking
Globalink (Xuzhou) Bio-Technology Co., Ltd. (“Globalink Xuzhou”)	May 22, 2014	Pizhou city, Jiangsu Province, China	100%	Gingko cultivation
Globalink (Zhejiang) Bio-Technology Co. Ltd. (“Globalink Zhejiang”)	October 13, 2015	Ningbo city, Jiangsu Province, China	100%	Bio-technology research and development

Schedule of Estimated Rates of Amortization
Computer equipment	3 years
Lab equipment	3 years
Office furniture and fixtures	5 years
Storage	5 years
Agricultural machinery	4 years